RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details Narrative)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
Lease expense				$ 331,945
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
Lease expense	$ 127,345	$ 995,834		$ 331,945